Exhibit 1

BSPRT 2017-FL2 Issuer, Ltd.

Report To:

BSPRT 2017-FL2 Issuer, Ltd.

BSPRT 2017-FL2 Co-Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P.

Benefit Street Partners Realty Trust, Inc.

Goldman Sachs & Co. LLC

J.P. Morgan Securities LLC

7 November 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BSPRT 2017-FL2 Issuer, Ltd.

BSPRT 2017-FL2 Co-Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P.

Benefit Street Partners Realty Trust, Inc.

9 West 57th Street, Suite 4920

New York, NY 10019

Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179

Re: BSPRT 2017-FL2 Issuer, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist BSPRT 2017-FL2 Issuer, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the classes of the notes (the “Notes”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Benefit Street Partners Realty Operating Partnership, L.P. (“Benefit Street”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (collectively, the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Benefit Street, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the BSPRT 2017-FL2 Issuer, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Benefit Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Benefit Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 November 2017

Attachment A Page 1 of 17

Background

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer will primarily consist of 20 floating rate commercial real estate mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage or deed-of-trust on one or more commercial and/or multifamily properties (the “Mortgaged Properties”),
b.	With respect to one Mortgage Loan, there exists a fully funded junior participation interest (the “Junior Participation”) which will not be an asset of the Issuer as of the closing date of the BSPRT 2017-FL2 Issuer, Ltd. securitization transaction (the “Closing Date”),
c.	With respect to seven Mortgage Loans, there exists one or more fully funded pari-passu participation interests (the “Pari Passu Participations”) which will not be assets of the Issuer as of the Closing Date,
d.	With respect to 10 Mortgage Loans, there exist pari-passu interests (collectively, the “Future Funding Participations”) that are unfunded as of 9 November 2017 (the “Cut-off Date”), which will not be assets of the Issuer as of the Closing Date, and which evidence the amount of certain future advances which may be made subsequent to the Closing Date,
e.	Each Mortgage Loan, together with the corresponding Pari Passu Participation(s), if any, is hereinafter referred to as the “Whole Loan,”
f.	Each Mortgage Loan, together with the corresponding Future Funding Participation, if any, is hereinafter referred to as the “Committed Mortgage Loan” and
g.	Each Whole Loan, together with the corresponding Future Funding Participation, if any, is hereinafter referred to as the “Committed Whole Loan.”

For the avoidance of doubt:

a.	All references and recalculations related to the Mortgage Loans that are described in this report are based on the Mortgage Loans and do not include any Pari Passu Participations, Future Funding Participations or the Junior Participation and
b.	All references and recalculations related to the Whole Loans that are described in this report are based on the Mortgage Loans and corresponding Pari Passu Participation(s), as applicable, and do not include any Future Funding Participations or the Junior Participation.

Procedures performed and our associated findings

1.	Benefit Street, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Benefit Street, on behalf of the Issuer, indicated contains information related to the Mortgaged Properties, Mortgage Loans, Junior Participation, Pari Passu Participations, Whole Loans, Future Funding Participations, Committed Mortgage Loans and Committed Whole Loans as of the Cut-off Date and
b.	Record layout and decode information related to the information on the Data Files.

For each Mortgaged Property, Mortgage Loan, Junior Participation, Pari Passu Participation, Whole Loan, Future Funding Participation, Committed Mortgage Loan and Committed Whole Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as applicable, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject to the instructions, assumptions, methodologies and exceptions provided by Benefit Street, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

Attachment A Page 2 of 17

1. (continued)

The Source Document(s) that Benefit Street, on behalf of the Issuer, instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by Benefit Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Benefit Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, Benefit Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that Benefit Street, on behalf of the Issuer, indicated contains information related to the Mortgaged Properties, Mortgage Loans, Junior Participation, Pari Passu Participations, Whole Loans, Future Funding Participations, Committed Mortgage Loans and Committed Whole Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Months) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 17

6.	For each of the Mortgage Loans (except for the Mortgage Loan identified on the Final Data File as “East 9 Pickwick Plaza” (the “East 9 Pickwick Plaza Mortgage Loan”), which is described in the succeeding paragraph of this Item 6.), all of which have the “Amortization Type” characteristic as “Interest Only” on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the “Original Loan Term (Months)” of each Mortgage Loan (except for the East 9 Pickwick Plaza Mortgage Loan), as shown on the Final Data File, for the “Original IO Term (Months)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the East 9 Pickwick Plaza Mortgage Loan, which has the “Amortization Type” characteristic as “Partial IO” on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a monthly payment of principal is due, as shown in the applicable Source Document,

to recalculate the “Original IO Term (Months)” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Mortgage Asset Initial Funded Amount ($),
b.	Future Funding Participation Commitment ($) and
c.	Pari Passu Debt Amount ($)

of each Mortgage Loan, Future Funding Participation, Pari Passu Participation and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Whole Loan Cut-off Date Commitment ($)” of each Committed Whole Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.                   Mortgage Asset Initial Funded Amount ($) and

b.	Future Funding Participation Commitment ($)

of each Mortgage Loan, Future Funding Participation and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date Commitment ($)” of each Committed Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 17

9.	Using the sum of the:
a.	Mortgage Asset Initial Funded Amount ($) and
b.	Difference between the:
i.	Future Funding Participation Commitment ($) and
ii.	Future Funding Participation Cut-off Date Balance ($)

of each Mortgage Loan, Future Funding Participation (except for the Cedarbrooke Apartments Mortgage Loan (as defined in Note 23 of Exhibit 2 to Attachment A), Thornton Buildings Mortgage Loan (as defined in Note 2 of Exhibit 2 to Attachment A) and the Mortgage Loan identified on the Final Data File as “Van Eyck & Del Sarto” (the “Van Eyck & Del Sarto Mortgage Loan”), which are described in the succeeding paragraph of this Item 9.) and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the “Mortgage Asset Cut-off Date Balance ($)” of each Mortgage Loan (except for the Cedarbrooke Apartments Mortgage Loan, Thornton Buildings Mortgage Loan and Van Eyck & Del Sarto Mortgage Loan) and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Cedarbrooke Apartments Mortgage Loan, Thornton Buildings Mortgage Loan and Van Eyck & Del Sarto Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Mortgage Asset Initial Funded Amount ($)” for the “Mortgage Asset Cut-off Date Balance ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	For each of the Mortgage Loans (except for the East 9 Pickwick Plaza Mortgage Loan, which is described in the succeeding paragraphs of this Item 10.), all of which have the “Amortization Type” characteristic as “Interest Only” on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the “Mortgage Asset Cut-off Date Balance ($)” of each Mortgage Loan (except for the East 9 Pickwick Plaza Mortgage Loan) and Underlying Property, as applicable, as shown on the Final Data File, for the “Mortgage Asset Balloon Payment ($)” characteristic of each Mortgage Loan (except for the East 9 Pickwick Plaza Mortgage Loan) and Underlying Property, as applicable. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 17

10. (continued)

With respect to the East 9 Pickwick Plaza Mortgage Loan, the loan agreement Source Document indicates that:

a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Initial Maturity Date,” both as shown on the Final Data File, and
b.	The borrower is required to remit payments of principal on each payment date commencing on 9 November 2018 through and including the “Initial Maturity Date,” as shown on the Final Data File (each, an “East 9 Pickwick Plaza Mortgage Loan Monthly Amortization Amount”).

For the purpose of calculating the East 9 Pickwick Plaza Mortgage Loan Monthly Amortization Amount, Benefit Street, on behalf of the Issuer, instructed us to use the product of:

a.	The “Monthly Amortization Payment,” as defined in the loan agreement Source Document, and
b.	The quotient of the:
i.	Mortgage Asset Initial Funded Amount ($) and
ii.	Sum of the:
(a)	Mortgage Asset Initial Funded Amount ($) and
(b)	Current Existing Additional Debt Amount,

all as shown on the Final Data.

For the purpose of recalculating the “Mortgage Asset Balloon Payment ($)” characteristic for the East 9 Pickwick Plaza Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the difference between the:

a.	Mortgage Asset Initial Funded Amount ($), as shown on the Final Data File, and
b.	Product of the:
i.	East 9 Pickwick Plaza Mortgage Loan Monthly Amortization Amount, as calculated above, and
ii.	Number of payment dates from and including 9 November 2018 through and including the “Initial Maturity Date,” as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 10.

11.	Using the:
a.	Gross Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Factor and
d.	LIBOR Cap Strike Rate

of each Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 1.25000% that was provided by Benefit Street, on behalf of the Issuer, we recalculated the “Mortgage Asset Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 17

11. (continued)

For certain Mortgage Loans, the loan agreement Source Document contains the following defined term:

“Adjusted LIBOR Rate” shall mean, with respect to the applicable Interest Period, the quotient of (i) LIBOR applicable to such Interest Period, divided by (ii) one (1) minus the

Reserve Percentage

For the avoidance of doubt, Benefit Street, on behalf of the Issuer, instructed us to use a LIBOR assumption of 1.25000% and disregard any reference to the “Adjusted LIBOR Rate” in the loan agreement Source Document for the purpose of recalculating the “Mortgage Asset Interest Rate.” We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item 11.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Mortgage Asset Interest Rate” of each Mortgage Loan corresponding to the Multiple Property Loan as the value for the “Mortgage Asset Interest Rate” characteristics for each of the Underlying Properties associated with such Multiple Property Loan.

12.	Using the:
a.	Mortgage Asset Cut-off Date Balance ($),
b.	Mortgage Asset Interest Rate and
c.	Interest Accrual Method

of each Mortgage Loan (except for the East 9 Pickwick Plaza Mortgage Loan, which is described in the second succeeding paragraph of this Item 12.), all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 12., we recalculated the “Annual Debt Service ($)” of each Mortgage Loan (except for the East 9 Pickwick Plaza Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service ($)” of each Mortgage Loan (except for the East 9 Pickwick Plaza Mortgage Loan) as the product of:

a.	The “Mortgage Asset Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Asset Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 17

12. (continued)

Using the:

a.	Mortgage Asset Cut-off Date Balance ($),
b.	Mortgage Asset Interest Rate and
c.	Interest Accrual Method

of the East 9 Pickwick Plaza Mortgage Loan, all as shown on the Final Data File, and the East 9 Pickwick Plaza Mortgage Loan Monthly Amortization Amount, as calculated in Item 10., Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service ($)” of the East 9 Pickwick Plaza Mortgage Loan as the sum of the first 12 amortizing monthly debt service payments, beginning with the payment date on 9 November 2018.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item 12.

13.	Using the:
a.	Seasoning,
b.	Original Loan Term (Months) and
c.	Fully Extended Loan Term (Original)

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term (Months) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the “Mortgage Asset Cut-off Date Balance ($)” of each Mortgage Loan and Underlying Property, as applicable, as shown on the Final Data File, we recalculated the “% of Mortgage Asset Cut-off Date Balance” of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.              Using:

a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 15.,

we recalculated the:

i.	Cut-off Balance As-Is LTV and
ii.	Committed Cut-off Balance Stabilized LTV,

of each Whole Loan and Committed Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 17

15. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Mortgage Asset Cut-off Date Balance ($) and
ii.	Pari Passu Debt Amount ($)

characteristics, as applicable, both as shown on the Final Data File (and adjusted as described in the succeeding paragraphs of this Item 15., as applicable), to recalculate the “Cut-off Balance As-Is LTV” characteristic for each Whole Loan and

b.	Use the “As-Is Appraised Value” to recalculate the “Committed Cut-off Date Balance Stabilized LTV” for each Committed Whole Loan that has the “Stabilized Appraised Value” characteristic as “N/A,” as shown on the Final Data File.

For the purpose of recalculating the “Cut-off Balance As-Is LTV” characteristic for the 564 St. Johns Place Mortgage Loan (as defined in Note 21 of Exhibit 2 to Attachment A), Benefit Street, on behalf of the Issuer, instructed us to decrease the “Mortgage Asset Cut-off Date Balance ($)” by $2,834,255.87, which represents the business plan reserve, as described in the applicable Source Document.

For the purpose of recalculating the “Cut-off Balance As-Is LTV” characteristic for the Mortgage Loan identified on the Final Data File as “Mathews Crossing,” Benefit Street, on behalf of the Issuer, instructed us to decrease the “Mortgage Asset Cut-off Date Balance ($)” by $1,133,650, which represents the business plan reserve, as described in the applicable Source Document.

For the purpose of recalculating the “Cut-off Balance As-Is LTV” characteristic for the Mortgage Loan identified on the Final Data File as “Bella at Norcross,” Benefit Street, on behalf of the Issuer, instructed us to decrease the “Mortgage Asset Cut-off Date Balance ($)” by $900,000, which represents the replacement reserve, as described in the applicable Source Document.

For the purpose of recalculating the “Cut-off Balance As-Is LTV” characteristic for the Mortgage Loan identified on the Final Data File as “Beachside Resort Pensacola,” Benefit Street, on behalf of the Issuer, instructed us to decrease the “Mortgage Asset Cut-off Date Balance ($)” by $3,849,097, which represents the sum of the business plan reserve and Best Western PIP reserve, each as described in the applicable Source Document.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Balance As-Is LTV and
b.	Committed Cut-off Balance Stabilized LTV

for the Whole Loan and Committed Whole Loan, as applicable, corresponding to the Multiple Property Loan as the value for the characteristics listed in a. and b. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Balance As-Is LTV and
b.	Committed Cut-off Balance Stabilized LTV

characteristics to the nearest 1/10th of one percent.

Attachment A Page 9 of 17

15. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 15.

16.	Using the:
a.	Mortgage Asset Cut-off Date Balance ($),
b.	Pari Passu Debt Amount ($),
c.	Mortgage Asset Interest Rate and
d.	Interest Accrual Method

of each Mortgage Loan (except for the East 9 Pickwick Plaza Mortgage Loan, which is described in the second succeeding paragraph of this Item 16.) and Pari Passu Participation, as applicable, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 16., we recalculated the “Whole Loan Annual Debt Service ($)” of each Whole Loan (except for the Whole Loan corresponding to the East 9 Pickwick Plaza Mortgage Loan (the “East 9 Pickwick Plaza Whole Loan”)). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Annual Debt Service ($)” of each Whole Loan (except for the East 9 Pickwick Plaza Whole Loan) as the product of:

i.	The sum of:
(a)	The “Mortgage Asset Cut-off Date Balance ($),” as shown on the Final Data File, and
(b)	The “Pari Passu Debt Amount ($),” as shown on the Final Data File,
ii.	The “Mortgage Asset Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the East 9 Pickwick Plaza Whole Loan, Benefit Street, on behalf of the Depositor, instructed us to use the “Annual Debt Service ($)” of the East 9 Pickwick Plaza Mortgage Loan, as shown on the Final Data File, for the “Whole Loan Annual Debt Service ($)” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Whole Loan Cut-off Date Commitment ($),
b.	Mortgage Asset Interest Rate and
c.	Interest Accrual Method

of each Mortgage Loan and Committed Whole Loan (except for the East 9 Pickwick Plaza Mortgage Loan and the Committed Whole Loan corresponding to the East 9 Pickwick Plaza Mortgage Loan (the “East 9 Pickwick Plaza Committed Whole Loan”), as applicable, which is described in second succeeding paragraph of this Item 17.), as applicable, all as shown on the Final Data File, and the calculation methodology provided by Benefit Street, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 17., we recalculated the “Committed Whole Loan Annual Debt Service ($)” of each Committed Whole Loan (except for the East 9 Pickwick Plaza Committed Whole Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 17

17. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to calculate the “Committed Whole Loan Annual Debt Service ($)” of each Committed Whole Loan (except for the East 9 Pickwick Plaza Committed Whole Loan) as the product of:

i.	The “Whole Loan Cut-off Date Commitment ($),” as shown on the Final Data File,
ii.	The “Mortgage Asset Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the East 9 Pickwick Plaza Committed Whole Loan, Benefit Street, on behalf of the Depositor, instructed us to use the “Annual Debt Service ($)” of the East 9 Pickwick Plaza Mortgage Loan, as shown on the Final Data File, for the “Committed Whole Loan Annual Debt Service ($)” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.              Using:

a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 18.,

we recalculated the:

i.	Cut-off Balance UW NOI DSCR,
ii.	Cut-off Balance UW NCF DSCR,
iii.	Committed Balance UW Stabilized NOI DSCR,
iv.	Committed Balance UW Stabilized NCF DSCR,
v.	Committed Balance Appraisal Stabilized NOI DSCR and
vi.	Committed Balance Appraisal Stabilized NCF DSCR

of each Whole Loan, Committed Whole Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 17

18. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Whole Loan Annual Debt Service ($)” to recalculate the “Cut-off Balance UW NOI DSCR” and “Cut-off Balance UW NCF DSCR” characteristics for each Whole Loan,
b.	Use the “Committed Whole Loan Annual Debt Service ($)” to recalculate the:
i.	Committed Balance UW Stabilized NOI DSCR,
ii.	Committed Balance UW Stabilized NCF DSCR,
iii.	Committed Balance Appraisal Stabilized NOI DSCR and
iv.	Committed Balance Appraisal Stabilized NCF DSCR

characteristics for each Committed Whole Loan,

c.	Use “N/A” for the “Committed Balance Appraisal Stabilized NOI DSCR” for each Committed Whole Loan with the corresponding “Appraisal Stabilized NOI ($)” characteristic as “N/A” and
d.	Use “N/A” for the “Committed Balance Appraisal Stabilized NCF DSCR” for each Committed Whole Loan with the corresponding “Appraisal Stabilized NCF ($)” characteristic as “N/A.”

For the Whole Loans corresponding to the Mortgage Loans identified on the Final Data File as:

a.	564 St. Johns Place,
b.	East 9 Pickwick Plaza,
c.	River House,
d.	Lincoln Village and
e.	Four Points by Sheraton Salt Lake City,

Benefit Street, on behalf of the Issuer, instructed us to use “1.00x” for the “Cut-off Balance UW NOI DSCR” and “Cut-off Balance UW NCF DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this paragraph of Item 18.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Balance UW NOI DSCR,
b.	Cut-off Balance UW NCF DSCR,
c.	Committed Balance UW Stabilized NOI DSCR,
d.	Committed Balance UW Stabilized NCF DSCR,
e.	Committed Balance Appraisal Stabilized NOI DSCR and
f.	Committed Balance Appraisal Stabilized NCF DSCR

for the Whole Loan and Committed Whole Loan, as applicable, corresponding to the Multiple Property Loan as the value for each of the characteristics listed in a. through f. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 12 of 17

18. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Balance UW NOI DSCR,
b.	Cut-off Balance UW NCF DSCR,
c.	Committed Balance UW Stabilized NOI DSCR,
d.	Committed Balance UW Stabilized NCF DSCR,
e.	Committed Balance Appraisal Stabilized NOI DSCR and
f.	Committed Balance Appraisal Stabilized NCF DSCR

characteristics to two decimal places.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 18.

19.              Using:

a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 19.,

we recalculated the:

i.	Cut-off Balance UW NOI Debt Yield,
ii.	Cut-off Balance UW NCF Debt Yield,
iii.	Committed Balance UW Stabilized NOI Debt Yield,
iv.	Committed Balance UW Stabilized NCF Debt Yield,
v.	Committed Balance Appraisal Stabilized NOI Debt Yield and
vi.	Committed Balance Appraisal Stabilized NCF Debt Yield

of each Whole Loan, Committed Whole Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Asset Cut-off Date Balance ($) and
b.	Pari Passu Debt Amount ($)

characteristics, as applicable, both as shown on the Final Data File, to recalculate the “Cut-off Balance UW NOI Debt Yield” and “Cut-off Balance UW NCF Debt Yield” characteristics for each Whole Loan.

Attachment A Page 13 of 17

19. (continued)

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Balance UW NOI Debt Yield,
b.	Cut-off Balance UW NCF Debt Yield,
c.	Committed Balance UW Stabilized NOI Debt Yield,
d.	Committed Balance UW Stabilized NCF Debt Yield,
e.	Committed Balance Appraisal Stabilized NOI Debt Yield and
f.	Committed Balance Appraisal Stabilized NCF Debt Yield

for the Whole Loan and Committed Whole Loan, as applicable, corresponding to the Multiple Property Loan as the value for each of the characteristics listed in a. through f. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Balance UW NOI Debt Yield,
b.	Cut-off Balance UW NCF Debt Yield,
c.	Committed Balance UW Stabilized NOI Debt Yield,
d.	Committed Balance UW Stabilized NCF Debt Yield,
e.	Committed Balance Appraisal Stabilized NOI Debt Yield and
f.	Committed Balance Appraisal Stabilized NCF Debt Yield

characteristics to the nearest 1/10th of one percent.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 19.

20.              Using:

a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 20.,

we recalculated the:

i.	Mortgage Asset Cut-off Date Balance / Unit ($),
ii.	Mortgage Asset Balloon Payment / Unit ($) and
iii.	Committed Mortgage Loan Cut-off Date Balance / Unit ($)

of each Whole Loan, Committed Whole Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 17

20. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Mortgage Asset Cut-off Date Balance ($) and
ii.	Pari Passu Debt Amount ($)

characteristics, as applicable, both as shown on the Final Data File, to recalculate the “Mortgage Asset Cut-off Date Balance / Unit ($)” characteristic for each Whole Loan and

b.	Use the sum of the:
i.	Mortgage Asset Balloon Payment ($) and
ii.	Pari Passu Debt Amount ($)

characteristics, as applicable, both as shown on the Final Data File, to recalculate the “Mortgage Asset Balloon Payment / Unit ($)” characteristic for each Whole Loan.

For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Asset Cut-off Date Balance / Unit ($),
b.	Mortgage Asset Balloon Payment / Unit ($) and
c.	Committed Mortgage Loan Cut-off Date Balance / Unit ($)

for the Whole Loan and Committed Whole Loan, as applicable, corresponding to the Multiple Property Loan as the value for each of the characteristics listed in a. through c. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 20.

Attachment A Page 15 of 17

21.	Using:
a.	Information on the Final Data File and
b.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 21.,

we recalculated the “Total/Weighted Average” of the:

i.	Mortgage Asset Initial Funded Amount ($),
ii.	Mortgage Asset Cut-off Date Balance ($),
iii.	% of Mortgage Asset Cut-off Date Balance,
iv.	Future Funding Participation Commitment ($),
v.	Future Funding Participation Cut-off Date Balance ($),
vi.	Mortgage Loan Cut-off Date Commitment ($),
vii.	Pari Passu Debt Amount ($),
viii.	Whole Loan Cut-off Date Commitment ($),
ix.	Mortgage Asset Balloon Payment ($),
x.	Mortgage Asset Interest Rate,
xi.	Gross Margin,
xii.	Annual Debt Service ($),
xiii.	Seasoning,
xiv.	Original Loan Term (Months),
xv.	Remaining Term (Months),
xvi.	Original IO Term (Months),
xvii.	Fully Extended Loan Term (Original),
xviii.	Fully Extended Loan Term (Remaining),
xix.	Cut-off Balance As-Is LTV,
xx.	Committed Cut-off Balance Stabilized LTV,
xxi.	Cut-off Balance UW NOI DSCR,
xxii.	Cut-off Balance UW NCF DSCR,
xxiii.	Committed Balance UW Stabilized NOI DSCR,
xxiv.	Committed Balance UW Stabilized NCF DSCR,
xxv.	Committed Balance Appraisal Stabilized NOI DSCR,
xxvi.	Committed Balance Appraisal Stabilized NCF DSCR,
xxvii.	Cut-off Balance UW NOI Debt Yield,
xxviii.	Cut-off Balance UW NCF Debt Yield,
xxix.	Committed Balance UW Stabilized NOI Debt Yield,
xxx.	Committed Balance UW Stabilized NCF Debt Yield,
xxxi.	Committed Balance Appraisal Stabilized NOI Debt Yield and
xxxii.	Committed Balance Appraisal Stabilized NCF Debt Yield

characteristics. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 16 of 17

21. (continued)

Benefit Street, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Loans, Whole Loans, Pari Passu Participations, Future Funding Participations, Committed Mortgage Loans and Committed Whole Loans, as applicable, to recalculate the “Total/Weighted Average” information relating to the:

a.                   Mortgage Asset Initial Funded Amount ($),

b.                   Mortgage Asset Cut-off Date Balance ($),

c.                   % of Mortgage Asset Cut-off Date Balance,

d.                   Future Funding Participation Commitment ($),

e.                   Future Funding Participation Cut-off Date Balance ($),

f.                    Mortgage Loan Cut-off Date Commitment ($),

g.                   Pari Passu Debt Amount ($),

h.                   Whole Loan Cut-off Date Commitment ($),

i.                     Mortgage Asset Balloon Payment ($) and

j.                     Annual Debt Service ($)

characteristics.

Benefit Street, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Loans and Whole Loans, as applicable, weighted by the “Mortgage Asset Cut-off Date Balance ($)” to recalculate the “Total/Weighted Average” information relating to the:

a.                   Mortgage Asset Interest Rate,

b.                   Gross Margin,

c.                   Seasoning,

d.                   Original Loan Term (Months),

e.                   Remaining Term (Months),

f.                    Original IO Term (Months),

g.                   Fully Extended Loan Term (Original),

h.                   Fully Extended Loan Term (Remaining),

i.                     Cut-off Balance As-Is LTV,

j.                     Cut-off Balance UW NOI DSCR,

k.                   Cut-off Balance UW NCF DSCR,

l.                     Cut-off Balance UW NOI Debt Yield and

m.                 Cut-off Balance UW NCF Debt Yield

characteristics.

Attachment A Page 17 of 17

21. (continued)

Benefit Street, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Committed Whole Loans, weighted by the “Mortgage Loan Cut-off Date Commitment ($)” to recalculate the “Total/Weighted Average” information relating to the:

a.                   Committed Cut-off Balance Stabilized LTV,

b.                   Committed Balance UW Stabilized NOI DSCR,

c.                   Committed Balance UW Stabilized NCF DSCR,

d.                   Committed Balance Appraisal Stabilized NOI DCSR,

e.                   Committed Balance Appraisal Stabilized NCF DCSR,

f.                    Committed Balance UW Stabilized NOI Debt Yield,

g.                   Committed Balance UW Stabilized NCF Debt Yield,

h.                   Committed Balance Appraisal Stabilized NOI Debt Yield and

i.                     Committed Balance Appraisal Stabilized NCF Debt Yield

characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item 21.

22.	Using the “Sponsor / Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor / Guarantor” (each, a “Related Group”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by Benefit Street

• TDC Portfolio	Whole Loan Cut-off Date Commitment ($)	The “Whole Loan Cut-off Date Commitment ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Whole Loan Cut-off Date Commitment ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• One North Commerce Center	Whole Loan Cut-off Date Commitment ($)	The “Whole Loan Cut-off Date Commitment ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Mortgage Loan Cut-off Date Commitment ($)” allocations for the Underlying Properties (as described below)

• TDC Portfolio	Future Funding Participation Commitment ($)

The “Future Funding Participation Commitment ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the difference between the:

a.             Whole Loan Cut-off Date Commitment ($) and

b.         The sum of the:

i.               Mortgage Asset Initial Funded Amount ($) and

ii.             Pari Passu Debt Amount ($)

for each respective Underlying Property

• One North Commerce Center	Future Funding Participation Commitment ($)	(see Note 1.)

• Hampton Inn Florida Portfolio	Mortgage Asset Cut-off Date Balance ($), Future Funding Participation Commitment ($), Mortgage Loan Cut-off Date Commitment ($), Whole Loan Cut-off Date Commitment ($) and Mortgage Asset Balloon Payment ($)	(see Note 2.)

• Midwest Industrial Portfolio	Mortgage Asset Cut-off Date Balance ($), Future Funding Participation Commitment ($), Mortgage Loan Cut-off Date Commitment ($), Whole Loan Cut-off Date Commitment ($) and Mortgage Asset Balloon Payment ($)	The “Mortgage Asset Cut-off Date Balance ($),” “Future Funding Participation Commitment ($),” “Mortgage Loan Cut-off Date Commitment ($),” “Whole Loan Cut-off Date Commitment ($)” and “Mortgage Asset Balloon Payment ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Cut-off Date Commitment ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Exhibit 1 to Attachment A

Notes:

1.	For the Underlying Properties that secure the Multiple Property Loan identified on the Preliminary Data File as “One North Commerce Center,” Benefit Street, on behalf of the Issuer, instructed us to use the “Future Funding Participation Commitment ($)” allocations shown in the table below:

Underlying Property	Future Funding Participation Commitment ($)

5240 Greens Dairy Road	$1,400,000
5200 Greens Dairy Road	$750,000
5220 Greens Dairy Road	$200,000
3645 Trust Drive	$150,000
5205 Capital Boulevard	$100,000

We performed no procedures to determine the accuracy, completeness or reasonableness of the instruction provided by Benefit Street, on behalf of the Issuer, that is described in this Note 1.

2.	For the Multiple Property Loan identified on the Preliminary Data File as “Hampton Inn Florida Portfolio” (the “Hampton Inn Florida Portfolio Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to:
a.	Allocate the:
i.	Mortgage Asset Cut-off Date Balance ($),
ii.	Mortgage Loan Cut-off Date Commitment ($),
iii.	Whole Loan Cut-off Date Commitment ($) and
iv.	Mortgage Asset Balloon Payment ($)

of the Hampton Inn Florida Portfolio Mortgage Loan to the respective Underlying Properties using the “Mortgage Asset Initial Funded Amount ($)” allocations for the Underlying Properties, as shown on the Final Data File, and

b.	Use “0” for the “Future Funding Participation Commitment ($)” of the respective Underlying Properties.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Note 2.

3.	Certain capitalized terms in the “Characteristic” and “Methodology Provided by Benefit Street” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 2)	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Physical Occupancy (see Note 4)	Underwriting Summary or Borrower Rent Roll
Physical Occupancy As Of Date (see Note 5)	Underwriting Summary or Borrower Rent Roll
Hotel Franchise	Franchise Agreement
Hotel Franchise Expiration Date	Franchise Agreement
Ownership Interest	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel

Third Party Information:

Characteristic	Source Document

Appraiser Name	Appraisal Report
As-Is Appraised Value (see Note 6)	Appraisal Report
Date of Appraised Value (see Note 6)	Appraisal Report
Stabilized Appraised Value (see Note 7)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 7)	Appraisal Report
Engineering Report Date	Engineering Report
Recommended Immediate Repairs	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 8)	Phase II Environmental Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Environmental Insurance (Y/N) (see Note 9)	Certificate of Environmental Insurance
Seismic Report Date (see Note 10)	Seismic Report
Seismic PML% (see Note 10)	Seismic Report
Seismic Insurance Required (Y/N) (see Note 11)	Seismic Report and Certificate of Property Insurance

Major Tenant Information: (see Note 12)

Characteristic	Source Documents

Single Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 13)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 13)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 13)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 13)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 13)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Underwriting Information: (see Note 14)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Reserves ($)	Underwriting Summary
Underwritten NCF ($)	Underwriting Summary
UW Occupancy	Underwriting Summary
Underwritten Stabilized EGI ($) (see Note 15)	Underwriting Summary
Underwritten Stabilized Expenses ($) (see Note 15)	Underwriting Summary
Underwritten Stabilized NOI ($) (see Note 15)	Underwriting Summary
Underwritten Stabilized Reserves ($) (see Note 15)	Underwriting Summary
Underwritten Stabilized NCF ($) (see Note 15)	Underwriting Summary
UW Stabilized Occupancy (see Note 15)	Underwriting Summary
Appraisal Stabilized EGI ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Expenses ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized NOI ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Reserves ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized NCF ($)	Underwriting Summary or Appraisal Report
Appraisal Stabilized Occupancy	Underwriting Summary or Appraisal Report
Third Most Recent Period	Underwriting Summary
Third Most Recent EGI ($)	Underwriting Summary
Third Most Recent Expenses ($)	Underwriting Summary
Third Most Recent NOI ($)	Underwriting Summary
Third Most Recent NCF ($)	Underwriting Summary
Second Most Recent Period	Underwriting Summary
Second Most Recent EGI ($)	Underwriting Summary
Second Most Recent Expenses ($)	Underwriting Summary
Second Most Recent NOI ($)	Underwriting Summary
Second Most Recent NCF ($)	Underwriting Summary
Most Recent Period	Underwriting Summary
Most Recent EGI ($)	Underwriting Summary
Most Recent Expenses ($)	Underwriting Summary
Most Recent NOI ($)	Underwriting Summary
Most Recent NCF ($)	Underwriting Summary

Exhibit 2 to Attachment A

Hotel Operating Information: (see Note 16)

Characteristic	Source Document

Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy (For Hospitality)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow (Cut-off Date) ($) (see Note 17)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Tax Escrow (Monthly) ($)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date) ($) (see Note 17)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Insurance Escrow (Monthly) ($)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut-off Date) ($) (see Note 17)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Replacement Reserve (Monthly) ($)	Settlement Statement or Loan Agreement
Replacement Reserve Note	Loan Agreement
Replacement Reserve Cap	Loan Agreement
TI/LC Reserve (Cut-off Date) ($) (see Note 17)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
TI/LC Reserve (Monthly) ($)	Settlement Statement or Loan Agreement
TI/LC Reserve Note	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Other Reserves (Cut-Off Date) ($) (see Note 17)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Other Reserves (Monthly) ($)	Settlement Statement or Loan Agreement
Other Reserves Note	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Other Reserves Cap	Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserves 2 (Cut-Off Date) ($) (see Note 17)	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Other Reserves 2 (Monthly) ($)	Settlement Statement or Loan Agreement
Other Reserves 2 Note	Escrow Current Balance Support Files, Settlement Statement or Loan Agreement
Other Reserves 2 Cap	Loan Agreement
Other Reserves 3 (Cut-Off Date) ($) (see Note 17)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement or Secondary Financing Documents
Other Reserves 3 (Monthly) ($)	Settlement Statement, Loan Agreement or Secondary Financing Documents
Other Reserves 3 Note	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement or Secondary Financing Documents
Other Reserves 3 Cap	Loan Agreement or Secondary Financing Documents

Mortgage Loan, Junior Participation, Pari Passu Participation, Whole Loan, Future Funding Participation, Committed Mortgage Loan and Committed Whole Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note or Loan Agreement
Sponsor / Guarantor	Guaranty Agreement or Loan Agreement
Future Funding Participation Commitment ($)

For all Mortgage Loans:

•      Loan Agreement, Loan Modification Agreement or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•      Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Trigger / Requirement	Loan Agreement
Note Date	Promissory Note or Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date (see Note 18)	Loan Agreement or Extension Option Execution Agreement
Extension Options (see Note 18)	Loan Agreement or Extension Option Execution Agreement
Extension Options Conditions Description (see Note 18)	Loan Agreement or Extension Option Execution Agreement
First Extension Period (months) (see Note 18)	Loan Agreement or Extension Option Execution Agreement
Second Extension Period (months) (see Note 18)	Loan Agreement or Extension Option Execution Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Junior Participation, Pari Passu Participation, Whole Loan, Future Funding Participation, Committed Mortgage Loan and Committed Whole Loan Information: (continued)

Characteristic	Source Document(s)

Third Extension Period (months) (see Note 18)	Loan Agreement or Extension Option Execution Agreement
First Extension Fee (see Note 18)	Loan Agreement or Extension Option Execution Agreement
Second Extension Fee (see Note 18)	Loan Agreement or Extension Option Execution Agreement
Third Extension Fee (see Note 18)	Loan Agreement or Extension Option Execution Agreement
Fully Extended Maturity Date (see Note 18)	Loan Agreement or Extension Option Execution Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Amortization Type (see Note 19)	Loan Agreement
Amortization Type During Extensions	Loan Agreement
Amortization Type During Extensions Description	Loan Agreement
Loan Type (Fixed / Floating)	Loan Agreement
Gross Margin (see Note 20)	Loan Agreement and Loan Modification Agreement
Margin Step Up / Change Trigger	Loan Agreement
LIBOR Floor (see Note 21)	Loan Agreement and Loan Modification Agreement
LIBOR Cap Strike Rate (see Note 22)	Interest Rate Cap Agreement or Loan Agreement
LIBOR Cap Strike Rate After Extension	Interest Rate Cap Agreement or Loan Agreement
LIBOR Cap Provider (see Note 22)	Interest Rate Cap Agreement
LIBOR Rounding Factor	Loan Agreement
Index	Loan Agreement
Index Determination Lookback (in days)	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Prepayment Provision String (see Notes 18 and 23)	Loan Agreement or Extension Option Execution Agreement
Remaining Call Protection String (Cut-off Date) (see Notes 18 and 23)	Loan Agreement or Extension Option Execution Agreement
Upfront Minimum Interest Period	Loan Agreement
Loan Purpose	Settlement Statement or Asset Summary Report
Lien Position	Title Policy
Recourse (Y / N / Partial)	Guaranty Agreement or Loan Agreement
Lockbox Type (see Note 24)	Loan Agreement or Cash Management Agreement
Lockbox Trigger Event	Loan Agreement or Cash Management Agreement
Cash Management Type (see Note 25)	Loan Agreement or Cash Management Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Junior Participation, Pari Passu Participation, Whole Loan, Future Funding Participation, Committed Mortgage Loan and Committed Whole Loan Information: (continued)

Characteristic	Source Document(s)

Current Existing Additional Debt (Y/N) (see Note 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Current Existing Additional Debt Type (see Note 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Current Existing Additional Debt Amount (see Note 26)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Partial Collateral Release (Y/N) (see Note 3)	Loan Agreement
Partial Collateral Release Description (see Note 3)	Loan Agreement, Deed of Trust or Secondary Financing Documents

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	City and
c.	State

characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent (except for the Mortgaged Property described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the Mortgaged Property corresponding to the Mortgage Loan identified on the Preliminary Data File as “Thornton Buildings” (the “Thornton Buildings Mortgage Loan”), which has more than one property type, as shown in the applicable Source Document(s), Benefit Street, on behalf of the Issuer, instructed us to use “Mixed Use” for the “Property Type” characteristic.

3.	For the Mortgage Loans listed in Table A1, Benefit Street, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

564 St. Johns Place	Year Built	N/A	2017

Bella at Norcross	Year Renovated	N/A	2016

Thornton Buildings	Partial Collateral Release (Y/N) Partial Collateral Release Description	Y See Note (1)	N N/A

(1)	Benefit Street, on behalf of the Issuer, instructed us to disregard the release of condominium units, as described in the loan agreement Source Document, and to use the information in the “Provided Value” column for the Thornton Buildings Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Benefit Street, on behalf of the Issuer.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Physical Occupancy” characteristic for each Mortgage Loan and Underlying Property on the Preliminary Data File with the “Property Type” as “Multifamily,” Benefit Street, on behalf of the Issuer, instructed us to consider units labeled as “non-revenue,” “special use,” “model,” “admin,” or “down” in the applicable Source Document(s) as vacant.

For the purpose of comparing the “Physical Occupancy” characteristic for each Mortgage Loan and Underlying Property on the Preliminary Data File with the “Property Type” as “Office” or “Retail,” Benefit Street, on behalf of the Issuer, instructed us to consider tenants labeled as “dark” in the applicable Source Document(s) as occupied.

5.	For each Mortgage Loan and Underlying Property on the Preliminary Data File with the “Single Tenant (Y/N)” characteristic as “Y,” Benefit Street, on behalf of the Issuer, instructed us to use the Cut-off Date for the “Physical Occupancy As Of Date” characteristic.

6.	For each Mortgage Loan and Underlying Property listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan	Underlying Property	Appraised Value Description	Source Document Appraised Value	Source Document Date of Appraised Value	As-Is Appraised Value	Date of Appraised Value

East 9 Pickwick Plaza	N/A	As Is Prospective Market Value Upon Completion	$51,800,000 $52,250,000	30 June 2017 1 August 2017	$52,250,000	1 August 2017

Hampton Inn Florida Portfolio	Hampton Inn & Suites Palm Coast	As Is As Is Value Assuming Escrows Are Funded	$8,700,000 $11,400,000	17 July 2017 17 July 2017	$11,400,000	17 July 2017

	Hampton Inn St. Augustine I-95	As Is As Is Value Assuming Escrows Are Funded	$7,900,000 $10,200,000	17 July 2017 17 July 2017	$10,200,000	17 July 2017

Four Points by Sheraton Salt Lake City	N/A	As Is As Is Value Assuming Escrows Are Funded	$9,900,000 $13,100,000	24 July 2017 24 July 2017	$13,100,000	24 July 2017

For each Mortgage Loan listed in Table A2, Benefit Street, on behalf of the Issuer, instructed us to use the information shown in the “As-Is Appraised Value” and “Date of Appraised Value” columns in Table A2 for the “As-Is Appraised Value” and “Date of Appraised Value” characteristics, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

6. (continued)

For the Mortgage Loan identified on the Preliminary Data File as “River House” (the “River House Mortgage Loan”), which has two appraisal report Source Documents, the appraisal report Source Documents contain:

a.	An “As Is” appraised value of $34,425,000 for the multifamily parcel portion of the related mortgaged property (the “Multifamily Parcel Value”) with a corresponding valuation date of 27 April 2017 (the “Multifamily Parcel Appraisal Date”),
b.	An “As Is” value of $2,150,000 for the office parcel portion of the related mortgaged property (the “Office Parcel Value”) with a corresponding valuation date of 2 May 2017 and
c.	An “As Is” value of $750,000 for the retail parcel portion of the related mortgaged property (the “Retail Parcel Value”) with a corresponding valuation date of 2 May 2017.

For the purpose of comparing the “As-Is Appraised Value” characteristic for the River House Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the:

i.	Multifamily Parcel Value,
ii.	Office Parcel Value and
iii.	Retail Parcel Value.

For the purpose of comparing the “Date of Appraised Value” characteristic for the River House Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the Multifamily Parcel Appraisal Date.

7.	For the Mortgage Loan listed in Table A3, the applicable appraisal report Source Document includes multiple stabilized appraised values, which are listed in Table A3.

Table A3:
Mortgage Loan	Stabilized Appraised Value Description	Source Document Stabilized Appraised Value	Source Document Appraisal Anticipated Stabilization Date	Stabilized Appraised Value	Appraisal Anticipated Stabilization Date

564 St. Johns Place	Prospective Market Value As Stabilized Hypothetical Market Value As Stabilized	$130,000,000 $125,000,000	15 February 2018 15 February 2018	$130,000,000	15 February 2018

For the Mortgage Loan listed in Table A3, Benefit Street, on behalf of the Issuer, instructed us to use the information shown in the “Stabilized Appraised Value” and “Appraisal Anticipated Stabilization Date” columns in Table A3 for the “Stabilized Appraised Value” and “Appraisal Anticipated Stabilization Date” characteristics, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

7. (continued)

For the River House Mortgage Loan, which has two appraisal report Source Documents, the appraisal report Source Documents contain:

a.	An “As Stabilized” appraised value of $41,375,000 for the multifamily parcel portion of the related mortgaged property (the “Multifamily Parcel Stabilized Value”) with a corresponding valuation date of 27 December 2018 (the “Multifamily Parcel Stabilized Appraisal Date”),
b.	The Office Parcel Value with a corresponding valuation date of 2 May 2017 and
c.	The Retail Parcel Value with a corresponding valuation date of 2 May 2017.

For the purpose of comparing the “Stabilized Appraised Value” characteristic for the River House Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the:

i.	Multifamily Parcel Stabilized Value,
ii.	Office Parcel Value and
iii.	Retail Parcel Value.

For the purpose of comparing the “Appraisal Anticipated Stabilization Date” characteristic for the River House Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the Multifamily Parcel Stabilized Appraisal Date.

8.	Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Report Date (Phase II)” characteristic only for Mortgaged Properties (if any) that contained a phase II environmental report Source Document in the related loan file.

9.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

10.	Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the:
a.	Seismic Report Date and
b.	Seismic PML %

characteristics only for Mortgaged Properties (if any) that contained a seismic report Source Document in the related loan file.

Exhibit 2 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the “Seismic Insurance Required (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “N/A,” Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Required (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant among the tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

13.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, Benefit Street, on behalf of the Issuer, instructed us to:

i.	Use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration and
ii.	Use “MTM” for any lease expiration date which is prior to the Cut-off Date.

14.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Benefit Street, on behalf of the Issuer, instructed us to ignore differences of $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

15.	For each Mortgage Loan on the Preliminary Data File for which the related underwriting summary Source Document did not include underwritten stabilized cash flow information, Benefit Street, on behalf of the Issuer, instructed us to use the:
a.	Underwritten EGI ($),
b.	Underwritten Expenses ($),
c.	Underwritten NOI ($),
d.	Underwritten Reserves ($),
e.	Underwritten NCF ($) and
f.	UW Occupancy

characteristics for the purpose of comparing the:

i.	Underwritten Stabilized EGI ($),
ii.	Underwritten Stabilized Expenses ($),
iii.	Underwritten Stabilized NOI ($),
iv.	Underwritten Stabilized Reserves ($),
v.	Underwritten Stabilized NCF ($) and
vi.	UW Stabilized Occupancy

characteristics, respectively.

16.	Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgaged Properties with the “Property Type” characteristic of “Hospitality” on the Preliminary Data File. For each Mortgaged Property for which the “Property Type” characteristic is not “Hospitality” on the Preliminary Data File, the Issuer instructed us to use “N/A” for the “Hotel Operating Information” characteristics.

17.	For the purpose of comparing the:
a.	Tax Escrow (Cut-off Date) ($),
b.	Insurance Escrow (Cut-off Date) ($),
c.	Replacement Reserve (Cut-off Date) ($),
d.	TI/LC Reserve (Cut-off Date) ($),
e.	Other Reserves (Cut-Off Date) ($),
f.	Other Reserves 2 (Cut-Off Date) ($) and
g.	Other Reserves 3 (Cut-Off Date) ($)

characteristics, as applicable, for each Mortgage Loan with a “Note Date” on or after 12 October 2017, Benefit Street, on behalf of the Issuer, instructed us to use the initial escrow deposit amount indicated in the related Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the Thornton Buildings Mortgage Loan, the extension option execution agreement Source Document indicates that the first extension option has been exercised. For the purpose of comparing the:
a.	Initial Maturity Date,
b.	Extension Options,
c.	Extension Options Conditions Description,
d.	First Extension Period (months),
e.	Second Extension Period (months),
f.	Third Extension Period (months),
g.	First Extension Fee,
h.	Second Extension Fee,
i.	Third Extension Fee,
j.	Fully Extended Maturity Date,
k.	Prepayment Provision String and
l.	Remaining Call Protection String (Cut-off Date)

characteristics for the Thornton Buildings Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to reflect that the first extension option has been exercised.

19.	For the Mortgage Loan identified on the Preliminary Data File as “Jackson Plaza” (the “Jackson Plaza Mortgage Loan”), the loan agreement Source Document indicates that certain conditions would cause the Jackson Plaza Mortgage Loan to amortize. For the Jackson Plaza Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to ignore such conditions, as described in the loan agreement Source Document, and to use “Interest Only” for the purpose of comparing the “Amortization Type” characteristic.

20.	For the Underlying Properties associated with each Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Gross Margin” for the applicable Multiple Property Loan as the value for the “Gross Margin” for each of the Underlying Properties associated with such Multiple Property Loan.

For the Mortgage Loan identified on the Preliminary Data File as “TDC Portfolio” (the “TDC Portfolio Mortgage Loan”), the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean four and one-half percent (4.50%), as same may be increased in the event the Required Deposit is not made on the Required Deposit Date then commencing with the immediately succeeding Interest Period and with respect to each Interest Period thereafter, the LIBOR Spread for each such Interest Period shall be increased by one percent (1.0%)

For the TDC Portfolio Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the required deposit, as described in the loan agreement Source Document, will be made on the required deposit date and to use “4.500%” for the purpose of comparing the “Gross Margin” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the River House Mortgage Loan, the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean (i) if Borrower has satisfied the Certificate of Occupancy Requirement, five and twenty-five hundredths percent (5.25%) or (ii) otherwise, seven and fifty hundredths percent (7.50%)

For the River House Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the certificate of occupancy requirement, as described in the loan agreement Source Document, has been satisfied and to use “5.250%” for the purpose of comparing the “Gross Margin” characteristic.

For the Mortgage Loan identified on the Preliminary Data File as “Lincoln Village” (the “Lincoln Village Mortgage Loan”), the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean (i) until such time that the Borrower delivers the Acceptable Ground Lease Recognition Agreement, five percent (5.00%), and (ii) at all times thereafter, four and fifty hundredths percent (4.50%)

For the Lincoln Village Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the acceptable ground lease recognition agreement, as described in the loan agreement Source Document, has been delivered and to use “4.500%” for the purpose of comparing the “Gross Margin” characteristic.

For the Hampton Inn Florida Portfolio Mortgage Loan (as defined in Note 2 of Exhibit 1 to Attachment A), the loan agreement Source Document contains the following defined term:

“LIBOR Spread” shall mean (i) six and twenty-five hundredths percent (6.25%), and (ii) upon the occurrence of a Guarantor Liquidity Event, eight and seventy-five hundredths percent (8.75%)

For the Hampton Inn Florida Portfolio Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the guarantor liquidity event, as described in the loan agreement Source Document, has not occurred and to use “6.250%” for the purpose of comparing the “Gross Margin” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the Mortgage Loan identified on the Preliminary Data File as “564 St. Johns Place” (the “564 St. Johns Place Mortgage Loan”), the loan agreement Source Document contains the following defined term:

“LIBOR Rate” shall mean:

(1) prior to the issuance of one or more temporary certificates of occupancy (if subject to any conditions, such conditions being acceptable to Lender) covering the lobby and the 3rd floor of the Improvements (“First TCO Event”), the greater of (i) the sum of (A) the Adjusted LIBOR Rate and (B) 7.00% and (ii) 8.00%,

(2) after the First TCO Event, but prior to the 421-a Benefits having been obtained (including receipt of an FCE), the greater of (i) the sum of (A) the Adjusted LIBOR Rate and (B) 4.75% and (ii) 5.75%, and

(3) after the 421-a Benefits have been obtained (including receipt of an FCE), the greater of (i) the sum of (A) the Adjusted LIBOR Rate and (B) the LIBOR Spread and (ii) 5.45%

For the 564 St. Johns Place Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to assume that the first TCO event has occurred and the 421-a benefits have been obtained, both as described in the loan agreement Source Document, and to use “1.000%” for the purpose of comparing the “LIBOR Floor” characteristic.

22.	For the Thornton Buildings Mortgage Loan, the interest rate cap agreement Source Document indicates a termination date of 5 December 2017, which is prior to the “Initial Maturity Date,” as shown on the Preliminary Data File. For the purpose of comparing the “LIBOR Cap Strike Rate” and “LIBOR Cap Provider” characteristics, Benefit Street, on behalf of the Issuer, instructed us to assume the interest rate cap agreement will not expire prior to the “Initial Maturity Date,” as shown on the Preliminary Data File.

23.	For certain Mortgage Loans, the loan agreement Source Document indicates that payment of an exit fee (the “Exit Fee”) is required in connection with repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us not to consider the Exit Fee as a prepayment penalty.

For certain Mortgage Loans, the loan agreement Source Document indicates that payment of a deferred commitment fee (the “Deferred Commitment Fee”) is required in connection with repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us not to consider the Deferred Commitment Fee as a prepayment penalty.

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For certain Mortgage Loans, the loan agreement Source Document indicates that payment of an additional interest fee (the “Additional Interest Fee”) is required in connection with repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us not to consider the Additional Interest Fee as a prepayment penalty.

For certain Mortgage Loans, the loan agreement Source Document indicates that a minimum interest payment (the “Minimum Interest Payment”) is required in connection with repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Consider any loan payment date on which a Minimum Interest Payment greater than $0.00 will be due as a payment date in the prepayment penalty period and
b.	Consider any loan payment date on which a Minimum Interest Payment less than or equal to $0.00 will be due as a payment date in the open period.

For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us to assume that the first “Monthly Payment Date,” as described in the loan agreement Source Document, is the “First Payment Date,” as shown on the Preliminary Data File.

For the Mortgage Loan identified on the Preliminary Data File as “Cedarbrooke Apartments” (the “Cedarbrooke Apartments Mortgage Loan”), the loan agreement Source Document:

a.	Indicates that “from and after” a monthly payment due date (the “First Specified Due Date”), the related borrower may voluntarily prepay the outstanding principal balance of the related Mortgage Loan in full, without payment of a prepayment penalty and
b.	Indicates that “on or prior” to the First Specified Due Date, the related borrower may voluntarily prepay the outstanding principal balance of the related Mortgage Loan in full, provided such prepayment is accompanied by a prepayment penalty.

For the purpose of comparing the “Prepayment Provision String” and “Remaining Call Protection String (Cut-off Date)” characteristics, Benefit Street, on behalf of the Issuer, instructed us to assume that the First Specified Due Date related to the Cedarbrooke Apartments Mortgage Loan is in the prepayment penalty period.

Exhibit 2 to Attachment A

Notes: (continued)

24.         For the purpose of comparing the “Lockbox Type” characteristic for each Mortgage Loan on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:

a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender.
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

25.         For the purpose of comparing the “Cash Management Type” characteristic for each Mortgage Loan on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis.
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

26.         For the purpose of comparing the:

a.	Current Existing Additional Debt (Y/N),
b.	Current Existing Additional Debt Type and
c.	Current Existing Additional Debt Amount

characteristics for each Mortgage Loan which has additional debt, either:

i.	The loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	Benefit Street, on behalf of the Issuer, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements, and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement and/or loan modification Source Documents and/or the Secondary Financing Documents provided to us by Benefit Street, on behalf of the Issuer, we could not determine whether there is other existing secondary financing.

For each Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraphs of this Note 26), Benefit Street, on behalf of the Issuer, instructed us to use:

a.	“N” for the “Current Existing Additional Debt (Y/N)” characteristic,
b.	“N/A” for the “Current Existing Additional Debt Type” characteristic and
c.	“N/A” for the “Current Existing Additional Debt Amount” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by Benefit Street, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Mortgage Asset Number
Closing Status
Property Flag
Property Name
# of Properties
Mortgage Asset Type
Mortgage Asset Initial Funded Amount ($)
Future Funding Participation Cut-off Date Balance ($)
Pari Passu Debt Amount ($)
Additional Financing Permitted in Future (Y/N)
Cross-collateralized (Y/N)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.